LONG-TERM INCENTIVE PLANS - Exercise of stock options (Details) - Stock options	Dec. 31, 2018 BRL (R$) Y Options	Dec. 31, 2017 BRL (R$) Options	Dec. 31, 2016 BRL (R$) Options	Dec. 31, 2015 BRL (R$) Options
Exercise price of options
Quantity (in shares)	15,480	292,391	569,115	1,074,246
Average exercise price | R$	R$ 16.72	R$ 17.91	R$ 16.64	R$ 18.36
Number exercisable at end of the period (in shares)	15,480	57,668	57,678
R$ 16.86
Exercise price of options
Exercise price | R$	R$ 16.86
Quantity (in shares)	10,754
Average period of grace (in years) | Y	0.2
Average exercise price | R$	R$ 15.90
Number exercisable at end of the period (in shares)	10,754
R$ 18.58
Exercise price of options
Exercise price | R$	R$ 18.58
Quantity (in shares)	4,726
Average period of grace (in years) | Y	4.0
Average exercise price | R$	R$ 18.58
Number exercisable at end of the period (in shares)	4,726